Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Line Items]
Investment income, before expense	$ 267,749	$ 299,194	$ 319,795
Investment expense	(11,743)	(11,311)	(9,100)
Net investment income	256,006	287,883	310,695
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense	208,816	214,039	228,507
Equity securities
Net Investment Income [Line Items]
Investment income, before expense	4,283	5,565	5,465
Short-term
Net Investment Income [Line Items]
Investment income, before expense	4,393	2,966	1,200
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense	32,566	30,920	28,263
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	15,348	43,365	53,917
Policy loans
Net Investment Income [Line Items]
Investment income, before expense	$ 2,343	$ 2,339	$ 2,443